QS S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 1.7%
AT&T Inc.	75,329	$2,277,196
CenturyLink Inc.	9,599	96,278
Verizon Communications Inc.	43,759	2,412,434

Total Diversified Telecommunication Services		4,785,908

Entertainment - 2.0%
Activision Blizzard Inc.	8,047	610,767
Electronic Arts Inc.	2,969	392,057	*
Live Nation Entertainment Inc.	1,353	59,979	*
Netflix Inc.	4,655	2,118,211	*
Take-Two Interactive Software Inc.	1,162	162,180	*
Walt Disney Co.	19,126	2,132,740

Total Entertainment		5,475,934

Interactive Media & Services - 5.5%
Alphabet Inc., Class A Shares	3,176	4,503,727	*
Alphabet Inc., Class C Shares	3,088	4,365,228	*
Facebook Inc., Class A Shares	25,380	5,763,037	*
Twitter Inc.	8,569	255,270	*

Total Interactive Media & Services		14,887,262

Media - 1.3%
Charter Communications Inc., Class A Shares	1,587	809,434	*
Comcast Corp., Class A Shares	48,036	1,872,443
Discovery Inc., Class A Shares	1,990	41,989	*
Discovery Inc., Class C Shares	3,114	59,976	*
DISH Network Corp., Class A Shares	2,930	101,114	*
Fox Corp., Class A Shares	3,898	104,544
Fox Corp., Class B Shares	1,790	48,044
Interpublic Group of Cos. Inc.	3,892	66,787
News Corp., Class A Shares	4,518	53,583
News Corp., Class B Shares	1,815	21,689
Omnicom Group Inc.	2,382	130,057
ViacomCBS Inc., Class B Shares	5,259	122,640

Total Media		3,432,300

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc.	6,082	633,440	*

TOTAL COMMUNICATION SERVICES		29,214,844

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	1

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.1%
Aptiv PLC	2,828	$220,358
BorgWarner Inc.	2,478	87,473

Total Auto Components		307,831

Automobiles - 0.2%
Ford Motor Co.	39,924	242,738
General Motors Co.	13,139	332,417

Total Automobiles		575,155

Distributors - 0.1%
Genuine Parts Co.	1,579	137,310
LKQ Corp.	3,026	79,281	*

Total Distributors		216,591

Diversified Consumer Services - 0.0%††
H&R Block Inc.	2,388	34,101

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	5,551	91,147
Chipotle Mexican Grill Inc.	273	287,294	*
Darden Restaurants Inc.	1,259	95,394
Domino’s Pizza Inc.	414	152,948
Hilton Worldwide Holdings Inc.	2,886	211,977
Las Vegas Sands Corp.	3,750	170,775
Marriott International Inc., Class A Shares	2,850	244,331
McDonald’s Corp.	7,869	1,451,595
MGM Resorts International	4,649	78,103
Norwegian Cruise Line Holdings Ltd.	2,140	35,160	*
Royal Caribbean Cruises Ltd.	1,870	94,061
Starbucks Corp.	12,402	912,663
Wynn Resorts Ltd.	1,135	84,546
Yum! Brands Inc.	3,070	266,814

Total Hotels, Restaurants & Leisure		4,176,808

Household Durables - 0.4%
DR Horton Inc.	3,421	189,694
Garmin Ltd.	1,491	145,372
Leggett & Platt Inc.	1,381	48,542
Lennar Corp., Class A Shares	2,944	181,409
Mohawk Industries Inc.	739	75,201	*
Newell Brands Inc.	4,420	70,190
NVR Inc.	38	123,833	*

See Notes to Schedule of Investments.

2	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Household Durables - (continued)
PulteGroup Inc.	2,747	$93,480
Whirlpool Corp.	607	78,625

Total Household Durables		1,006,346

Internet & Direct Marketing Retail - 4.9%
Amazon.com Inc.	4,425	12,207,778	*
Booking Holdings Inc.	431	686,299	*
eBay Inc.	6,960	365,052
Expedia Group Inc.	1,487	122,231

Total Internet & Direct Marketing Retail		13,381,360

Leisure Products - 0.1%
Hasbro Inc.	1,422	106,579

Multiline Retail - 0.5%
Dollar General Corp.	2,632	501,422
Dollar Tree Inc.	2,422	224,471	*
Kohl’s Corp.	1,562	32,443
Target Corp.	5,226	626,754

Total Multiline Retail		1,385,090

Specialty Retail - 2.4%
Advance Auto Parts Inc.	784	111,681
AutoZone Inc.	256	288,799	*
Best Buy Co. Inc.	2,344	204,561
CarMax Inc.	1,613	144,444	*
Gap Inc.	2,770	34,957
Home Depot Inc.	11,347	2,842,537
L Brands Inc.	2,818	42,186
Lowe’s Cos. Inc.	7,946	1,073,664
O’Reilly Automotive Inc.	775	326,794	*
Ross Stores Inc.	3,805	324,338
Tiffany & Co.	1,065	129,866
TJX Cos. Inc.	12,754	644,842
Tractor Supply Co.	1,256	165,528
Ulta Beauty Inc.	603	122,662	*

Total Specialty Retail		6,456,859

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands Inc.	3,098	34,976
NIKE Inc., Class B Shares	13,168	1,291,122
PVH Corp.	917	44,062
Ralph Lauren Corp.	631	45,760
Tapestry Inc.	3,278	43,532
Under Armour Inc., Class A Shares	2,300	22,402	*

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	3

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Under Armour Inc., Class C Shares	2,316	$20,474	*
VF Corp.	3,474	211,706

Total Textiles, Apparel & Luxury Goods		1,714,034

TOTAL CONSUMER DISCRETIONARY		29,360,754

CONSUMER STAPLES - 6.9%
Beverages - 1.6%
Brown-Forman Corp., Class B Shares	1,828	116,371
Coca-Cola Co.	40,924	1,828,484
Constellation Brands Inc., Class A Shares	1,721	301,089
Molson Coors Beverage Co., Class B Shares	1,712	58,824
Monster Beverage Corp.	3,842	266,328	*
PepsiCo Inc.	14,647	1,937,212

Total Beverages		4,508,308

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	4,671	1,416,294
Kroger Co.	8,207	277,807
Sysco Corp.	5,396	294,946
Walgreens Boots Alliance Inc.	7,898	334,796
Walmart Inc.	14,995	1,796,101

Total Food & Staples Retailing		4,119,944

Food Products - 1.1%
Archer-Daniels-Midland Co.	6,054	241,555
Campbell Soup Co.	1,906	94,595
Conagra Brands Inc.	5,012	176,272
General Mills Inc.	6,326	389,998
Hershey Co.	1,514	196,245
Hormel Foods Corp.	3,182	153,595
JM Smucker Co.	1,187	125,596
Kellogg Co.	2,585	170,765
Kraft Heinz Co.	6,359	202,788
Lamb Weston Holdings Inc.	1,680	107,402
McCormick & Co. Inc., Non Voting Shares	1,310	235,027
Mondelez International Inc., Class A Shares	15,245	779,477
Tyson Foods Inc., Class A Shares	3,274	195,491

Total Food Products		3,068,806

Household Products - 1.8%
Church & Dwight Co. Inc.	2,549	197,038
Clorox Co.	1,276	279,916
Colgate-Palmolive Co.	9,029	661,465

See Notes to Schedule of Investments.

4	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Household Products - (continued)
Kimberly-Clark Corp.	3,681	$520,309
Procter & Gamble Co.	26,118	3,122,929

Total Household Products		4,781,657

Personal Products - 0.2%
Coty Inc., Class A Shares	3,576	15,985
Estee Lauder Cos. Inc., Class A Shares	2,333	440,190

Total Personal Products		456,175

Tobacco - 0.7%
Altria Group Inc.	19,416	762,078
Philip Morris International Inc.	16,322	1,143,519

Total Tobacco		1,905,597

TOTAL CONSUMER STAPLES		18,840,487

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co.	7,272	111,916
Halliburton Co.	8,525	110,654
National Oilwell Varco Inc.	4,715	57,759
Schlumberger Ltd.	14,671	269,800
TechnipFMC PLC	4,355	29,788

Total Energy Equipment & Services		579,917

Oil, Gas & Consumable Fuels - 2.6%
Apache Corp.	3,374	45,549
Cabot Oil & Gas Corp.	4,506	77,413
Chevron Corp.	19,786	1,765,505
Concho Resources Inc.	2,150	110,725
ConocoPhillips	11,508	483,566
Devon Energy Corp.	4,322	49,011
Diamondback Energy Inc.	1,740	72,767
EOG Resources Inc.	6,045	306,240
Exxon Mobil Corp.	44,507	1,990,353
Hess Corp.	2,946	152,632
HollyFrontier Corp.	1,430	41,756
Kinder Morgan Inc.	20,039	303,992
Marathon Oil Corp.	7,830	47,920
Marathon Petroleum Corp.	6,587	246,222
Noble Energy Inc.	5,769	51,690
Occidental Petroleum Corp.	9,308	170,336
ONEOK Inc.	4,646	154,340
Phillips 66	4,482	322,256
Pioneer Natural Resources Co.	1,653	161,498

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	5

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Valero Energy Corp.	4,157	$244,515
Williams Cos. Inc.	12,610	239,842

Total Oil, Gas & Consumable Fuels		7,038,128

TOTAL ENERGY		7,618,045

FINANCIALS - 10.0%
Banks - 3.6%
Bank of America Corp.	82,354	1,955,907
Citigroup Inc.	22,001	1,124,251
Citizens Financial Group Inc.	4,580	115,599
Comerica Inc.	1,200	45,720
Fifth Third Bancorp	7,961	153,488
First Republic Bank	1,740	184,423
Huntington Bancshares Inc.	11,548	104,336
JPMorgan Chase & Co.	32,195	3,028,262
KeyCorp	9,904	120,631
M&T Bank Corp.	1,349	140,256
People’s United Financial Inc.	4,395	50,850
PNC Financial Services Group Inc.	4,445	467,658
Regions Financial Corp.	10,481	116,549
SVB Financial Group	517	111,429	*
Truist Financial Corp.	14,260	535,463
US Bancorp	14,585	537,020
Wells Fargo & Co.	39,293	1,005,901
Zions Bancorp NA	1,866	63,444

Total Banks		9,861,187

Capital Markets - 2.7%
Ameriprise Financial Inc.	1,289	193,402
Bank of New York Mellon Corp.	8,297	320,679
BlackRock Inc.	1,611	876,529
Cboe Global Markets Inc.	1,107	103,261
Charles Schwab Corp.	12,141	409,637
CME Group Inc.	3,753	610,013
E*TRADE Financial Corp.	2,245	111,644
Franklin Resources Inc.	2,964	62,155
Goldman Sachs Group Inc.	3,318	655,703
Intercontinental Exchange Inc.	5,834	534,394
Invesco Ltd.	3,260	35,078
MarketAxess Holdings Inc.	397	198,865
Moody’s Corp.	1,668	458,250
Morgan Stanley	12,715	614,135

See Notes to Schedule of Investments.

6	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Capital Markets - (continued)
MSCI Inc.	914	$305,111
Nasdaq Inc.	1,305	155,908
Northern Trust Corp.	2,128	168,836
Raymond James Financial Inc.	1,200	82,596
S&P Global Inc.	2,576	848,740
State Street Corp.	3,797	241,299
T. Rowe Price Group Inc.	2,488	307,268

Total Capital Markets		7,293,503

Consumer Finance - 0.5%
American Express Co.	7,058	671,921
Capital One Financial Corp.	4,708	294,674
Discover Financial Services	3,174	158,986
Synchrony Financial	5,420	120,107

Total Consumer Finance		1,245,688

Diversified Financial Services - 1.3%
Berkshire Hathaway Inc., Class B Shares	20,588	3,675,164	*

Insurance - 1.9%
Aflac Inc.	7,421	267,379
Allstate Corp.	3,303	320,358
American International Group Inc.	8,964	279,497
Aon PLC, Class A Shares	2,431	468,211
Arthur J Gallagher & Co.	2,065	201,317
Assurant Inc.	718	74,162
Chubb Ltd.	4,810	609,042
Cincinnati Financial Corp.	1,588	101,680
Everest Re Group Ltd.	424	87,429
Globe Life Inc.	1,095	81,282
Hartford Financial Services Group Inc.	3,849	148,379
Lincoln National Corp.	2,197	80,828
Loews Corp.	2,767	94,880
Marsh & McLennan Cos. Inc.	5,293	568,309
MetLife Inc.	7,887	288,033
Principal Financial Group Inc.	2,504	104,016
Progressive Corp.	6,296	504,372
Prudential Financial Inc.	4,069	247,802
Travelers Cos. Inc.	2,594	295,846
Unum Group	1,562	25,914

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	7

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Insurance - (continued)
Willis Towers Watson PLC	1,392	$274,154
WR Berkley Corp.	1,500	85,935

Total Insurance		5,208,825

TOTAL FINANCIALS		27,284,367

HEALTH CARE - 14.5%
Biotechnology - 2.4%
AbbVie Inc.	18,693	1,835,279
Alexion Pharmaceuticals Inc.	2,354	264,213	*
Amgen Inc.	6,197	1,461,624
Biogen Inc.	1,714	458,581	*
Gilead Sciences Inc.	13,104	1,008,222
Incyte Corp.	1,919	199,518	*
Regeneron Pharmaceuticals Inc.	1,074	669,800	*
Vertex Pharmaceuticals Inc.	2,744	796,611	*

Total Biotechnology		6,693,848

Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	18,710	1,710,655
ABIOMED Inc.	500	120,780	*
Align Technology Inc.	732	200,890	*
Baxter International Inc.	5,369	462,271
Becton Dickinson and Co.	3,099	741,498
Boston Scientific Corp.	15,073	529,213	*
Cooper Cos. Inc.	527	149,478
Danaher Corp.	6,680	1,181,225
DENTSPLY SIRONA Inc.	2,099	92,482
DexCom Inc.	977	396,076	*
Edwards Lifesciences Corp.	6,481	447,902	*
Hologic Inc.	2,883	164,331	*
IDEXX Laboratories Inc.	882	291,201	*
Intuitive Surgical Inc.	1,242	707,729	*
Medtronic PLC	14,276	1,309,109
ResMed Inc.	1,526	292,992
STERIS PLC	962	147,609
Stryker Corp.	3,348	603,276
Teleflex Inc.	510	185,630
Varian Medical Systems Inc.	935	114,556	*
West Pharmaceutical Services Inc.	790	179,464
Zimmer Biomet Holdings Inc.	2,194	261,876

Total Health Care Equipment & Supplies		10,290,243

See Notes to Schedule of Investments.

8	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	1,629	$164,154
Anthem Inc.	2,633	692,426
Cardinal Health Inc.	3,152	164,503
Centene Corp.	5,953	378,313	*
Cigna Corp.	3,877	727,519
CVS Health Corp.	13,914	903,993
DaVita Inc.	979	77,478	*
HCA Healthcare Inc.	2,772	269,050
Henry Schein Inc.	1,642	95,876	*
Humana Inc.	1,378	534,320
Laboratory Corp. of America Holdings	1,048	174,083	*
McKesson Corp.	1,659	254,524
Quest Diagnostics Inc.	1,454	165,698
UnitedHealth Group Inc.	10,031	2,958,644
Universal Health Services Inc., Class B Shares	799	74,219

Total Health Care Providers & Services		7,634,800

Health Care Technology - 0.1%
Cerner Corp.	3,277	224,638

Life Sciences Tools & Services - 1.2%
Agilent Technologies Inc.	3,325	293,830
Bio-Rad Laboratories Inc., Class A Shares	220	99,328	*
Illumina Inc.	1,580	585,153	*
IQVIA Holdings Inc.	1,906	270,423	*
Mettler-Toledo International Inc.	246	198,165	*
PerkinElmer Inc.	1,221	119,768
Thermo Fisher Scientific Inc.	4,161	1,507,697
Waters Corp.	679	122,492	*

Total Life Sciences Tools & Services		3,196,856

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	23,917	1,406,319
Eli Lilly & Co.	8,866	1,455,620
Johnson & Johnson	27,879	3,920,624
Merck & Co. Inc.	26,743	2,068,036
Mylan NV	5,798	93,232	*
Perrigo Co. PLC	1,347	74,449
Pfizer Inc.	58,653	1,917,953
Zoetis Inc.	4,970	681,089

Total Pharmaceuticals		11,617,322

TOTAL HEALTH CARE		39,657,707

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	9

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.8%
Boeing Co.	5,685	$1,042,061
General Dynamics Corp.	2,415	360,946
Howmet Aerospace Inc.	4,439	70,358
Huntington Ingalls Industries Inc.	455	79,393
L3Harris Technologies Inc.	2,318	393,295
Lockheed Martin Corp.	2,637	962,294
Northrop Grumman Corp.	1,631	501,435
Raytheon Technologies Corp.	15,557	958,622
Teledyne Technologies Inc.	371	115,362	*
Textron Inc.	2,115	69,605
TransDigm Group Inc.	524	231,634

Total Aerospace & Defense		4,785,005

Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc.	1,271	100,485
Expeditors International of Washington Inc.	1,657	125,998
FedEx Corp.	2,525	354,056
United Parcel Service Inc., Class B Shares	7,471	830,626

Total Air Freight & Logistics		1,411,165

Airlines - 0.2%
Alaska Air Group Inc.	1,196	43,367
American Airlines Group Inc.	4,217	55,116
Delta Air Lines Inc.	5,802	162,746
Southwest Airlines Co.	5,479	187,272
United Airlines Holdings Inc.	2,884	99,816	*

Total Airlines		548,317

Building Products - 0.4%
Allegion PLC	914	93,429
AO Smith Corp.	1,160	54,659
Carrier Global Corp.	8,445	187,648
Fortune Brands Home & Security Inc.	1,485	94,936
Johnson Controls International PLC	8,017	273,700
Masco Corp.	2,700	135,567
Trane Technologies PLC	2,561	227,878

Total Building Products		1,067,817

Commercial Services & Supplies - 0.4%
Cintas Corp.	926	246,649
Copart Inc.	2,269	188,940	*
Republic Services Inc.	2,129	174,684

See Notes to Schedule of Investments.

10	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
Rollins Inc.	1,695	$71,851
Waste Management Inc.	4,038	427,665

Total Commercial Services & Supplies		1,109,789

Construction & Engineering - 0.1%
Jacobs Engineering Group Inc.	1,331	112,869
Quanta Services Inc.	1,672	65,592

Total Construction & Engineering		178,461

Electrical Equipment - 0.4%
AMETEK Inc.	2,384	213,058
Eaton Corp. PLC	4,172	364,967
Emerson Electric Co.	6,212	385,330
Rockwell Automation Inc.	1,210	257,730

Total Electrical Equipment		1,221,085

Industrial Conglomerates - 1.1%
3M Co.	6,115	953,879
General Electric Co.	91,255	623,272
Honeywell International Inc.	7,350	1,062,736
Roper Technologies Inc.	1,082	420,097

Total Industrial Conglomerates		3,059,984

Machinery - 1.5%
Caterpillar Inc.	5,656	715,484
Cummins Inc.	1,530	265,088
Deere & Co.	3,242	509,480
Dover Corp.	1,584	152,951
Flowserve Corp.	1,680	47,914
Fortive Corp.	3,018	204,198
IDEX Corp.	850	134,334
Illinois Tool Works Inc.	3,064	535,740
Ingersoll Rand Inc.	3,367	94,680	*
Otis Worldwide Corp.	4,222	240,063
PACCAR Inc.	3,723	278,667
Parker-Hannifin Corp.	1,369	250,897
Pentair PLC	1,988	75,524
Snap-on Inc.	634	87,815
Stanley Black & Decker Inc.	1,704	237,504
Westinghouse Air Brake Technologies Corp.	1,857	106,907
Xylem Inc.	1,753	113,875

Total Machinery		4,051,121

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	11

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Professional Services - 0.3%
Equifax Inc.	1,341	$230,491
IHS Markit Ltd.	4,203	317,326
Nielsen Holdings PLC	3,464	51,475
Robert Half International Inc.	1,065	56,264
Verisk Analytics Inc.	1,678	285,596

Total Professional Services		941,152

Road & Rail - 1.0%
CSX Corp.	8,076	563,220
J.B. Hunt Transport Services Inc.	931	112,037
Kansas City Southern	1,010	150,783
Norfolk Southern Corp.	2,696	473,337
Old Dominion Freight Line Inc.	1,050	178,069
Union Pacific Corp.	7,144	1,207,836

Total Road & Rail		2,685,282

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,274	268,778
United Rentals Inc.	788	117,444	*
W.W. Grainger Inc.	488	153,310

Total Trading Companies & Distributors		539,532

TOTAL INDUSTRIALS		21,598,710

INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 1.0%
Arista Networks Inc.	550	115,516	*
Cisco Systems Inc.	44,951	2,096,515
F5 Networks Inc.	622	86,757	*
Juniper Networks Inc.	3,087	70,569
Motorola Solutions Inc.	1,865	261,342

Total Communications Equipment		2,630,699

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A Shares	3,042	291,454
CDW Corp.	1,544	179,382
Corning Inc.	7,867	203,755
FLIR Systems Inc.	1,536	62,316
IPG Photonics Corp.	440	70,572	*
Keysight Technologies Inc.	2,071	208,715	*
TE Connectivity Ltd.	3,450	281,347
Zebra Technologies Corp., Class A Shares	523	133,862	*

Total Electronic Equipment, Instruments & Components		1,431,403

IT Services - 5.7%
Accenture PLC, Class A Shares	6,769	1,453,440
Akamai Technologies Inc.	1,641	175,735	*

See Notes to Schedule of Investments.

12	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
IT Services - (continued)
Automatic Data Processing Inc.	4,610	$686,383
Broadridge Financial Solutions Inc.	1,203	151,807
Cognizant Technology Solutions Corp., Class A Shares	5,615	319,044
DXC Technology Co.	2,997	49,450
Fidelity National Information Services Inc.	6,601	885,128
Fiserv Inc.	5,932	579,082	*
FleetCor Technologies Inc.	880	221,346	*
Gartner Inc.	943	114,414	*
Global Payments Inc.	3,180	539,392
International Business Machines Corp.	9,307	1,124,006
Jack Henry & Associates Inc.	759	139,679
Leidos Holdings Inc.	1,313	122,989
Mastercard Inc., Class A Shares	9,301	2,750,306
Paychex Inc.	3,314	251,035
PayPal Holdings Inc.	12,453	2,169,686	*
VeriSign Inc.	1,050	217,171	*
Visa Inc., Class A Shares	17,799	3,438,233
Western Union Co.	4,242	91,712

Total IT Services		15,480,038

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices Inc.	12,177	640,632	*
Analog Devices Inc.	3,888	476,824
Applied Materials Inc.	9,633	582,315
Broadcom Inc.	4,199	1,325,246
Intel Corp.	44,696	2,674,162
KLA Corp.	1,687	328,088
Lam Research Corp.	1,544	499,422
Maxim Integrated Products Inc.	2,987	181,042
Microchip Technology Inc.	2,573	270,963
Micron Technology Inc.	11,635	599,435	*
NVIDIA Corp.	6,495	2,467,515
Qorvo Inc.	1,184	130,868	*
QUALCOMM Inc.	11,881	1,083,666
Skyworks Solutions Inc.	1,742	222,732
Texas Instruments Inc.	9,670	1,227,800
Xilinx Inc.	2,509	246,861

Total Semiconductors & Semiconductor Equipment		12,957,571

Software - 9.3%
Adobe Inc.	5,083	2,212,681	*
ANSYS Inc.	887	258,765	*

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	13

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Software - (continued)
Autodesk Inc.	2,281	$545,592	*
Cadence Design Systems Inc.	2,948	282,890	*
Citrix Systems Inc.	1,275	188,585
Fortinet Inc.	1,400	192,178	*
Intuit Inc.	2,736	810,376
Microsoft Corp.	80,098	16,300,744
NortonLifeLock Inc.	6,254	124,017
Oracle Corp.	21,973	1,214,448
Paycom Software Inc.	530	164,157	*
salesforce.com Inc.	9,500	1,779,635	*
ServiceNow Inc.	2,018	817,411	*
Synopsys Inc.	1,579	307,905	*
Tyler Technologies Inc.	414	143,608	*

Total Software		25,342,992

Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc.	43,043	15,702,086
Hewlett Packard Enterprise Co.	13,767	133,953
HP Inc.	15,303	266,731
NetApp Inc.	2,380	105,601
Seagate Technology PLC	2,176	105,340
Western Digital Corp.	3,340	147,461
Xerox Holdings Corp.	1,849	28,271

Total Technology Hardware, Storage & Peripherals		16,489,443

TOTAL INFORMATION TECHNOLOGY		74,332,146

MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals Inc.	2,335	563,809
Albemarle Corp.	1,240	95,740
Celanese Corp.	1,171	101,104
CF Industries Holdings Inc.	2,121	59,685
Corteva Inc.	7,551	202,291
Dow Inc.	7,816	318,580
DuPont de Nemours Inc.	7,783	413,511
Eastman Chemical Co.	1,576	109,753
Ecolab Inc.	2,587	514,684
FMC Corp.	1,333	132,794
International Flavors & Fragrances Inc.	1,136	139,115
Linde PLC	5,504	1,167,453
LyondellBasell Industries NV, Class A Shares	2,803	184,213
Mosaic Co.	4,383	54,831

See Notes to Schedule of Investments.

14	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Chemicals - (continued)
PPG Industries Inc.	2,562	$271,726
Sherwin-Williams Co.	847	489,439

Total Chemicals		4,818,728

Construction Materials - 0.1%
Martin Marietta Materials Inc.	652	134,683
Vulcan Materials Co.	1,369	158,599

Total Construction Materials		293,282

Containers & Packaging - 0.3%
Amcor PLC	15,613	159,409
Avery Dennison Corp.	826	94,238
Ball Corp.	3,586	249,191
International Paper Co.	4,090	144,009
Packaging Corp. of America	917	91,517
Sealed Air Corp.	1,947	63,959
Westrock Co.	3,002	84,836

Total Containers & Packaging		887,159

Metals & Mining - 0.3%
Freeport-McMoRan Inc.	16,084	186,092
Newmont Corp.	8,619	532,137
Nucor Corp.	3,332	137,978

Total Metals & Mining		856,207

TOTAL MATERIALS		6,855,376

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities Inc.	1,381	224,067
American Tower Corp.	4,646	1,201,177
Apartment Investment & Management Co., Class A Shares	1,440	54,202
AvalonBay Communities Inc.	1,502	232,269
Boston Properties Inc.	1,448	130,870
Crown Castle International Corp.	4,349	727,805
Digital Realty Trust Inc.	2,846	404,445
Duke Realty Corp.	3,685	130,412
Equinix Inc.	950	667,185
Equity Residential	3,645	214,399
Essex Property Trust Inc.	693	158,815
Extra Space Storage Inc.	1,257	116,109
Federal Realty Investment Trust	653	55,642
Healthpeak Properties Inc.	5,726	157,809
Host Hotels & Resorts Inc.	8,093	87,323
Iron Mountain Inc.	2,809	73,315

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	15

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Kimco Realty Corp.	3,796	$48,741
Mid-America Apartment Communities Inc.	1,234	141,503
Prologis Inc.	7,752	723,494
Public Storage	1,540	295,511
Realty Income Corp.	3,663	217,949
Regency Centers Corp.	1,820	83,520
SBA Communications Corp.	1,207	359,589
Simon Property Group Inc.	3,079	210,542
SL Green Realty Corp.	858	42,291
UDR Inc.	2,877	107,542
Ventas Inc.	3,955	144,832
Vornado Realty Trust	1,688	64,498
Welltower Inc.	4,576	236,808
Weyerhaeuser Co.	7,974	179,096

Total Equity Real Estate Investment Trusts (REITs)		7,491,760

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,667	165,822	*

TOTAL REAL ESTATE		7,657,582

UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	2,858	136,727
American Electric Power Co. Inc.	5,255	418,508
Duke Energy Corp.	7,787	622,103
Edison International	3,919	212,841
Entergy Corp.	2,216	207,883
Evergy Inc.	2,260	133,995
Eversource Energy	3,504	291,778
Exelon Corp.	10,016	363,481
FirstEnergy Corp.	5,705	221,240
NextEra Energy Inc.	5,187	1,245,762
NRG Energy Inc.	2,314	75,344
Pinnacle West Capital Corp.	1,201	88,021
PPL Corp.	7,827	202,250
Southern Co.	11,208	581,135
Xcel Energy Inc.	5,698	356,125

Total Electric Utilities		5,157,193

Gas Utilities - 0.1%
Atmos Energy Corp.	1,300	129,454

Independent Power and Renewable Electricity Producers - 0.0%††
AES Corp.	7,746	112,240

See Notes to Schedule of Investments.

16	QS S&P 500 Index Fund 2020 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY		SHARES	VALUE
Multi-Utilities - 1.0%
Ameren Corp.		2,600	$182,936
CenterPoint Energy Inc.		6,209	115,922
CMS Energy Corp.		3,175	185,484
Consolidated Edison Inc.		3,408	245,137
Dominion Energy Inc.		8,790	713,572
DTE Energy Co.		2,014	216,505
NiSource Inc.		4,429	100,715
Public Service Enterprise Group Inc.		5,543	272,494
Sempra Energy		3,095	362,827
WEC Energy Group Inc.		3,224	282,584

Total Multi-Utilities			2,678,176

Water Utilities - 0.1%
American Water Works Co. Inc.		1,984	255,261

TOTAL UTILITIES			8,332,324

TOTAL COMMON STOCKS (COST - $101,323,815)			270,752,342

	EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%††
T-Mobile US Inc. (Cost - $0)	7/27/20	4,013	674	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (COST - $101,323,815)			270,753,016

	RATE	SHARES
SHORT-TERM INVESTMENTS - 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,858,525)	0.080%	1,858,525	1,858,525

TOTAL INVESTMENTS - 99.9% (COST - $103,182,340)			272,611,541
Other Assets in Excess of Liabilities - 0.1%			271,509

TOTAL NET ASSETS - 100.0%			$272,883,050

††	Represents less than 0.1%.

*	Non-income producing security.

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	14	9/20	$2,150,029	$2,163,140	$13,111

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2020 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$270,752,342	—	—	$270,752,342
Rights	674	—	—	674
Total Long-Term Investments	270,753,016	—	—	270,753,016
Short-Term Investments†	1,858,525	—	—	1,858,525

Total Investments	$272,611,541	—	—	$272,611,541

Other Financial Instruments:
Futures Contracts	$13,111	—	—	$13,111

Total	$272,624,652	—	—	$272,624,652

†	See Schedule of Investments for additional detailed categorizations.

20